CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Accumulated depreciation on property and equipment	$ 824,146	$ 722,916
Accumulated Amortization		1,435,501
Series A Redeemable Preferred Stock, Par value	$ 0.01	$ 0.01
Series A Redeemable Preferred Stock, Shares authorized	225,000,000	225,000,000
Series A Redeemable Preferred Stock, Shares issued	0	87,229,703
Series A Redeemable Preferred Stock Shares outstanding	0	87,184,179
Class A Common Stock, Par value	$ 0.01	$ 0.01
Class A Common Stock, Shares authorized	450,000,000	450,000,000
Class A Common Stock, Shares issued	265,224,958	178,633,409
Class A Common Stock, Shares outstanding	264,787,572	178,491,568
Treasury Stock, shares held	437,386
Trademarks And Brand Names [Member]
Accumulated Amortization	554,286	545,597
Customer Relationships And Other Intangibles [Member]
Accumulated Amortization	$ 956,606	$ 889,904